13003712

NASDAQ
THE NASDAQ OMX GROUP

Received SEC

JAN 03 2014

Washington, DC 20549

001-35263

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

January 3, 2013

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 3, 2013 The Nasdaq Stock Market (the "Exchange") received from American Realty Capital Properties, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

6.70% Series F Cumulative Redeemable Preferred Stock

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery